Expenses by Nature	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Expenses by Nature	Note 7 - Expenses by Nature
(Amounts in thousands, except share, per share and per unit data)
The table below details the Group's expenses for the periods presented:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
LOE(a)	$231,651	$213,078	$182,817
Production taxes(b)	36,043	61,474	73,849
Midstream operating expenses(c)	70,747	69,792	71,154
Transportation expenses(d)	90,461	96,218	118,073
Total operating expenses	$428,902	$440,562	$445,893
Depreciation and amortization	59,358	56,453	51,877
Depletion	197,126	168,093	170,380
Total depreciation, depletion and amortization	$256,484	$224,546	$222,257
Employees, administrative costs and professional services(e)	86,885	78,659	77,172
Costs associated with acquisitions(f)	11,573	16,775	15,545
Other adjusting costs(g)	22,375	17,794	69,967
Non-cash equity compensation(h)	8,286	6,494	8,051
Total G&A	$129,119	$119,722	$170,735
Recurring allowance for credit losses(i)	101	8,478	—
Total expenses	$814,606	$793,308	$838,885
Aggregate remuneration (including Directors):
Wages and salaries	$133,024	$124,834	$113,267
Payroll taxes	10,380	10,163	9,516
Benefits	29,252	31,912	23,828
Total employees and benefits expense	$172,656	$166,909	$146,611
(a)LOE encompasses costs incurred to maintain producing properties. These costs include direct and contract labor, repairs and maintenance, emissions reduction initiatives, water hauling, compression, automobile, insurance, and materials and supplies expenses.
(b)Production taxes consist of severance and property taxes. Severance taxes are typically paid on produced natural gas, NGLs and oil at fixed rates set by federal, state or local taxing authorities. Property taxes are generally based on the valuation of the Group’s natural gas and oil properties and midstream assets by the taxing jurisdictions.
(c)Midstream operating expenses are the daily costs of operating the Group’s owned midstream assets, including employee and benefit expenses.
(d)Transportation expenses are the daily costs incurred from third-party systems to gather, process, and transport the Group’s natural gas, NGLs and oil.
(e)Employees, administrative costs and professional services include payroll and benefits for our administrative and corporate staff, costs of maintaining administrative and corporate offices, managing our production operations, franchise taxes, public company costs, fees for audit and other professional services, and legal compliance.
(f)Costs associated with acquisitions are related to the integration of acquisitions, which vary for each acquisition. For acquisitions classified as business combinations, these costs include transaction costs directly associated with a successful acquisition. They also encompass costs related to transition service arrangements, where the
Group pays the seller of the acquired entity a fee to manage G&A functions until full integration of the assets. Additionally, these costs include costs to cover expenses for integrating IT systems, consulting, and internal workforce efforts directly related to incorporating acquisitions into the Group’s systems.
(g)Other adjusting costs for the year ended December 31, 2024, were primarily associated with legal and professional fees related to the U.S. listing, legal fees for certain litigation, and expenses associated with unused firm transportation agreements. For the year ended December 31, 2023, these costs were primarily related to legal and professional fees for the U.S. listing, legal fees for certain litigation, and expenses for unused firm transportation agreements. For the year ended December 31, 2022, these costs mainly included $28,345 in contract terminations, which enabled the Group to secure more favorable future pricing, and $31,099 in deal breakage and/or sourcing costs for acquisitions.
(h)Non-cash equity compensation represents the expense recognition for share-based compensation provided to key members of the management team. Refer to Note 17 for additional details on non-cash share-based compensation.
(i)Allowance for credit losses consists of the recognition and reversal of credit losses. Refer to Note 14 for additional information regarding credit losses.
The following table presents the number of employees as of the dates presented (employee count not shown in thousands):

	As of
	December 31, 2024	December 31, 2023	December 31, 2022
Number of production support employees, including Executive Directors	402	389	362
Number of production employees	1,187	1,214	1,220
Workforce	1,589	1,603	1,582
The following table presents the average number of employees for the periods presented (employee count not shown in thousands):

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Average workforce, including Executive Directors	1,571	1,593	1,512
The Group defines key management personnel as the executive and non-executive Directors. Bradley G. Gray is excluded from the executive Director remuneration below for the year ended December 31, 2024 and is included for the years ended December 31, 2023 and 2022. Mr. Gray was a Director through September 15, 2023. The fixed pay figures included in the table represent Mr. Gray’s prorated compensation for the year ended December
31, 2023. The Directors’ remuneration was as follows for the periods presented:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Executive Directors
Salary	$780	$1,073	$1,157
Taxable benefits(a)	17	20	24
Benefit plan(b)	42	46	73
Bonus(c)	1,160	1,130	1,631
Long-term incentives(c)	1,541	2,322	3,193
Total Executive Directors' remuneration	3,540	4,591	6,078
Non-Executive Directors
Fees	1,050	994	911
Total Non-Executive Directors' remuneration	1,050	994	911
Total remuneration	$4,590	$5,585	$6,989
(a)Taxable benefits were comprised of Group paid life insurance premiums and automobile reimbursements.
(b)Reflects matching contributions under the Group’s 401(k) plan and health insurance benefits.
(c)Further details of the bonus outcome for 2024 and long-term incentives can be found in the Remuneration Committee’s Report within this Annual Report & Form 20-F.
Details of the highest paid Director’s aggregate emoluments and amounts receivable under long-term incentive schemes are disclosed in the
Remuneration Committee’s Report within this Annual Report & Form 20-F.
Auditors’ remuneration for the periods presented was as follows:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Auditors' remuneration
Fees payable to the Group’s external auditors and their associates for the audit of the consolidated financial statements(a)	$3,198	$2,140	$1,790
Fees payable for the audit of the financial statements of the Company's subsidiaries(b)	100	150	160
Audit-related assurance services(c)	756	1,078	874
Other assurance services	9	13	—
Total auditors' remuneration	$4,063	$3,381	$2,824
(a)The 2024 and 2023 fees include $348 and $249, respectively, for additional fees agreed upon and billed after signing the 2023 and 2022 consolidated accounts, respectively.
(b)The 2022 fees were revised to reflect additional scope change for the audit of the subsidiary accounts.
(c)Fees related to the Group’s interim review and capital market activities, which are outside the scope of the audit of the consolidated financial statements. The 2022 fees were revised to reflect additional work performed for the interim review.